Related parties (Tables)	3 Months Ended
Mar. 31, 2021
Related parties [Abstract]
Related party receivables and payables
Details of balances with related parties as of March 31, 2021 and December 31, 2020 are as follows:

	Balance as of March 31,	Balance as of December 31,
	($ in thousands)
	2021	2020

Credit receivables (current)	19,073	23,067
Credit receivables (non-current)	11,582	10,082
Total receivables from related parties	30,655	33,149

Credit payables (current)	18,294	18,477
Credit payables (non-current)	6,594	6,810
Total payables to related parties	24,888	25,287

Related party transactions
The transactions carried out by entities included in these consolidated condensed interim financial statements with related parties, for the three-month periods ended March 31, 2021 and 2020 have been as follows:

	For the three-month period ended March 31,
	2021	2020
	($ in thousands)
Financial income	510	584
Financial expenses	(31)	(42)